REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2019	$ 4,271
2020	4,271
2021	4,271
2022 and thereafter	165,662
Estimated amortization expenses	$ 178,475